Equity-Based Compensation (Details) - Schedule of stock option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule Of Stock Option Activity Abstract
Stock Option Awards, Beginning of year | shares
Weighted-Average Exercise Price, Beginning of year | $ / shares
Stock Option Awards, Granted | shares	4,876,628
Weighted-Average Exercise Price, Granted | $ / shares	$ 3.78
Stock Option Awards, Exercised | shares	(208)
Weighted-Average Exercise Price, Exercised | $ / shares	$ 3.78
Stock Option Awards, Forfeited | shares	(7,019)
Weighted-Average Exercise Price, Forfeited | $ / shares	$ 3.78
Stock Option Awards, End of year | shares	4,869,401
Weighted-Average Exercise Price, End of year | $ / shares	$ 3.78
Average Remaining Life (Years), End of year	4 years 3 months
Aggregate Intrinsic Value, End of year | $	$ 26,149
Stock Option Awards, exercisable at end of year | shares	3,192,905
Weighted-Average Exercise Price, exercisable at end of year | $ / shares	$ 3.78
Average Remaining Life (Years), exercisable at end of year	4 years 2 months 19 days
Aggregate Intrinsic Value, exercisable at end of year | $	$ 17,146